Stock-Based Compensation (Summary of Activity for Stock Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock-Based Compensation [Abstract]
Outstanding, beginning of year	33,352
Granted	30,151	33,352
Exercised
Outstanding, end of year	63,503	33,352
Weighted average exercise price	$ 20.45	$ 19.32